Goodwill	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
13 GOODWILL
The changes in the carrying amount of goodwill were as follows:

	Cross-border business*	LVB focused online business	Brands and customized services business	Total
	RMB	RMB	RMB	RMB
Balance as of March 31, 2020 and 2021
Goodwill	96,236	1,568,653	—	1,664,889
Accumulated impairment loss	(96,236)	(1,382,149)	—	(1,478,385)

	—	186,504	—	186,504

Transaction during the year
Addition (Note (a))	—	—	63,460	63,460
Impairment recognized during the year ended March 31, 2022 (Note (b))	—	(186,504)	—	(186,504)
Balance as of March 31, 2022
Goodwill	96,236	1,568,653	63,460	1,728,349
Accumulated impairment loss	(96,236)	(1,568,653)	—	(1,664,889)

	—	—	63,460	63,460

*	The cross-border business was terminated in the year ended March 31, 2017.
(a)
During the year ended March 31, 2022, the addition in goodwill was in relation to the acquisition of Ruisha Technology in July 2021 (Note 3). Goodwill resulting from the acquisition has been allocated to the brands and customized services business reporting unit of the Company.

(b)	Goodwill impairment
The Group performed impairment test on the goodwill on an annual basis, and in between annual tests when an event occurs or circumstances change that could indicate that the goodwill might be impaired.
For the year ended March 31, 2020, the Group early adopted ASU
No. 2017-04
which
simplified
the test for goodwill impairment by eliminating the second step of the impairment test. Following the new guidance, an impairment charge shall be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value.

For the quarter ended December 31, 2019, due to the increasingly competitive market environment related to its marketplace business as well as the impact from the transition of the Company’s upgrade of its marketplace business model, the overall operation performance of the Group had been weaker than its forecast for two consecutive quarters as measured by both the revenue and result of operations. Also considering other various factors, including but not limited to the prolonged period of the lower market prices of the Company as compared with the carrying value of the LVB focused online business reporting unit as well as the level of the uncertainty associated with the repositioning of the Company’s business strategy towards building a key opinion leader
(“KOL”)-driven,
LVB-focused
interactive
e-commerce
model, an increasingly competitive market environment and the negative impact on the Company’s business operation and financial condition from the outbreak of
COVID-19,
management concluded the existence of triggering events which required the Group to perform an interim goodwill impairment test on December 31, 2019.
When performing the interim goodwill impairment test, the Company estimated the fair value of the LVB focused online business reporting unit using the income approach methodology of valuation where significant judgments and estimates were applied, including the forecasts of future operating results, discount rates, and expected future growth rates with the consideration of the recent market environment. Based on the result of the interim goodwill impairment testing as of December 31, 2019, the Group recognized a goodwill impairment with the amount of RM
B1,382,149,
being the difference between the fair value and carrying value of the LVB focused online business reporting unit.
The outbreak of
COVID-19
pandemic in 2020 has brought significant volatilities in the secondary markets. As of March 31, 2020, the market capitalization of the Company was significantly below its carrying value. Management has assessed and believed that the decline of its market capitalization which was consistent with declines experienced by its peer companies within its industry was resulted by the distressed market caused by the
COVID-19,
and its market capitalization was hence not considered reflective of the underlying value of its reporting unit. Therefore, when determining the fair value of its LVB focused online business reporting unit in the annual goodwill impairment test, the Company used the income approach methodology of valuation instead of using its market capitalization.
Based on the result of annual impairment testing performed as of March 31, 2020, the fair value of the LVB focused online business reporting unit exceeded its carrying amount. As a result, there was no additional impairment of goodwill as of March 31, 2020. In addition, management has further analyzed and concluded that, in addition to the decline of the Company’s market capitalization in the distressed market caused by the
COVID-19,
the difference between the fair values of the reporting unit and the Company’s market capitalization is attributable to the control premiums that are not reflected in the quoted market price of the Company.
As of March 31, 2021, as the market capitalization of the Company was below its carrying value, the Group estimated the fair value of the LVB focused online business reporting unit in using the income approach methodology of valuation where significant judgments and estimates were applied, including the forecasts of future operating results, discount rates, and expected future growth rates with the consideration of the recent market environment. Based on the result of annual impairment testing, the fair value of the LVB focused online business reporting unit exceeded its carrying amount. As a result, there was no additional impairment of goodwill as of March 31, 2021. In addition, management has further analyzed and concluded that difference between the fair value of the reporting unit and the Company’s market capitalization is mainly attributable to the control premiums that are not reflected in its quoted market price of the Company.

Upon consummation of the acquisition of Ruisha Technology in July 2021, the Group has two reporting units, including LVB focused online business reporting unit and brands and customized services business reporting unit. For the six months ended September 30, 2021, in associated with weaker-than-expected operating results of the Group due to the continuously heightened competitive environment as well as the deficit between the market capitalization and carrying amount of the net assets of the Group for a prolonged period, management concluded the existence of triggering events which required the Group to perform an interim goodwill impairment test of the LVB focused online business reporting unit on September 30, 2021.
When performing the interim goodwill impairment test, the Group estimated the fair value of the LVB focused online business reporting unit using the income approach methodology of valuation where significant judgments and estimates were applied, including the forecasts of future operating results, discount rates, and expected future growth rates with the consideration of the recent market environment. Accordingly, the Group has impaired all remaining goodwill related to the LVB focused online business reporting unit in the amount of RM
B186,504 as of September 30, 2021.
As of March 31, 2022, the Group performed annual goodwill impairment test on the Group’s brands and customized services business reporting unit. To determine the fair value of the brands and customized services business reporting unit, the Company used the income approach methodology of valuation where significant judgments and estimates were applied, including the forecasts of future operating results, discount rates, and expected future growth rates with the consideration of the recent market environment. Based on the result of annual impairment testing, the fair value of the brands and customized services business reporting unit exceeded its carrying amount. As a result, there was no additional impairment of goodwill as of March 31, 2022.